Average Annual Total Returns - Institutional - Vanguard Short-Term Bond Index Fund - Institutional Shares	1 Year	5 Years	Since Inception	Inception Date	Return After Taxes on Distributions 1 Year	Return After Taxes on Distributions 5 Years	Return After Taxes on Distributions Since Inception	Return After Taxes on Distributions Inception Date	Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Bloomberg Barclays U.S. 1-5 Year Gov/Credit Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. 1-5 Year Gov/Credit Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. 1-5 Year Gov/Credit Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Since Inception
Total	4.71%	2.72%	2.00%	Sep. 27, 2011	3.94%	1.93%	1.29%	Sep. 27, 2011	2.78%	1.73%	1.24%	Sep. 27, 2011	4.71%	2.77%	2.07%	7.75%	4.53%	3.52%